Related party transactions	12 Months Ended
Dec. 31, 2016
Related party transactions
Related party transactions

26.  Related party transactions

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2016:

Name of related parties	Relationship with the Group

Tencent and its subsidiaries (“Tencent Group”)	A shareholder of the Group
Shanghai Icson and its subsidiaries (“Shanghai Icson Group”)	An investee of the Group and has been fully acquired since April 2016
Staging Finance Holding Ltd. and its subsidiaries (“Staging Finance Group”)	An investee of the Group
China Business Infinite Co., Ltd. and its subsidiaries (“Business Infinite Group”)	An investee of the Group
Bitauto and its subsidiaries (“Bitauto Group”)	An investee of the Group
Tuniu and its subsidiaries (“Tuniu Group”)	An investee of the Group
Dada and its subsidiaries (“Dada Group”)	An investee of the Group

(a)The Group entered into the following transactions with the major related parties:

	For the year ended December 31,
Transactions	2014	2015	2016
	RMB	RMB	RMB
Revenues:
Provision of fulfillment services and sales of goods to Staging Finance Group	—	1,016,286	667,495
Provision of fulfillment services and sales of goods to Business Infinite Group	—	112,541	27,549
Commission service revenue from cooperation on advertising business with Tencent Group	95,287	139,602	184,241
Online marketplace services provided to Tencent Group	272	111	52
Provision of fulfillment services and sales of goods to Shanghai Icson Group	164,811	6	—
Provision of fulfillment services and sales of goods to Dada Group	—	—	124,092
Traffic support, marketing and promotion services provided to Bitauto Group	—	445,526	610,722
Traffic support, marketing and promotion services provided to Tuniu Group	—	49,200	132,405
Traffic support, marketing and promotion services provided to Dada Group	—	—	41,409

Operating expenses:
Services and purchases from Shanghai Icson Group	103,976	168,875	20,871
Services and purchases from Tencent Group	88,076	195,805	244,644
Services from Dada Group	—	—	136,515

Other income:
Income from non-compete agreement with Dada Group	—	—	53,186

Revenues from related parties, excluding those from the major related parties as stated above, represented approximately nil, 0.01% and 0.01% of total net revenues of the Group for the years ended December 31, 2014, 2015, and 2016, respectively. Transactions with related parties included in operating expenses, excluding those with the major related parties as stated above, represented 0.01%, 0.02%, and 0.03% of total operating expenses of the Group for the years ended December 31, 2014, 2015, and 2016, respectively.

(b)  The Group had the following balances with the major related parties:

	As of December 31,
	2015	2016
	RMB	RMB
Due from Tencent Group	520,094	962,002
Due from Shanghai Icson Group	105,176	—
Due from Staging Finance Group	183,260	95,021
Due from Dada Group	—	88,971

Total	808,530	1,145,994

Due to Tencent Group	(77,893)	(85,092)
Due to Business Infinite Group	(6,209)	(8,554)
Due to Tuniu Group	(721)	(12,311)
Due to Bitauto Group	(311)	—

Total	(85,134)	(105,957)

Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Bitauto Group	(2,599,742)	(1,989,020)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Tuniu Group	(611,015)	(478,610)
Deferred revenues in relation to traffic support, marketing and promotion services to be provided to Dada Group	—	(393,549)

Total	(3,210,757)	(2,861,179)

Other liabilities in relation to non-compete obligation to Dada Group	—	(523,296)

Total	—	(523,296)

As of December 31, 2015 and 2016, the Group recorded amount due from related parties other than the major related parties as stated above of RMB54,986 and RMB264,056, which represented approximately 0.50% and 1.34% of the Group’s total accounts receivable, net and prepayments and other current assets, respectively. As of December 31, 2015 and 2016, the Group recorded amount due to related parties other than the major related parties and deferred revenues in relation to traffic support, marketing and promotion services to be provided to related parties other than the major related parties as stated above of RMB79,064 and RMB147,224, which represented approximately 0.19% and 0.19% of the Group’s total accounts payable, accrued expenses and other current liabilities, deferred revenues and other non-current liabilities, respectively. The Group believes that the terms of the agreements with the related parties are comparable to the terms in arm’s-length transactions with third-party customers and vendors.